ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

July 31, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-14 for Ultimus Managers Trust (the “Trust”), on behalf of the Meehan Focus Fund (the “Fund”), a series of Meehan Mutual Funds, Inc. that is reorganizing into the Trust (File No. 333-216134)

Ladies and Gentlemen:

The Trust hereby submits for filing under Section 8(a) of the Securities Act of 1933, and Rule 488 thereunder, each as amended, the electronic version of the Trust’s Registration Statement on Form N-14.

The Trust requests that this Registration Statement become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions, please contact me at 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer
Frank L. Newbauer Secretary